Note 16 - Income Tax - Income Tax Expense (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Expense Abstract
Current Tax Expense	$ (5,395,932,000)	$ (3,396,542,000)
Deferred Tax Expense	(354,506,000)	615,691,000
Inflation Adjustment in Income Tax Expense	1,414,068,000	2,058,359,000
Income Tax Expense	$ (4,336,370,000)	$ (722,492,000)	$ (555,002,000)	$ (647,945,000)	$ (264,257,000)